GOODWILL AND OTHER INTANGIBLE ASSETS (Details narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Apr. 27, 2021
Goodwill balance			$ 1,970,321		$ 1,970,321	$ 583,086
Useful life			5 years 6 months		6 years 2 months 12 days
Goodwill impairment					$ 162,093
Amortization expense			$ 84,333	$ 727,715	1,451,773	218,306
Impairment of intangible assets				$ 2,390,799
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months			112,444		112,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Two			112,444		112,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Three			112,444		112,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Four			$ 112,444		112,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Five					112,444
Finite-Lived Intangible Assets, Amortization Expense, Rolling after Year Five					140,556
Intellectual Property [Member]
Impairment of intangible assets						6,350,000
Intellectual Property [Member] | Common class B
Acquired assets						6,350,000
Technology [Member]
Useful life		2 years
Acquired assets		$ 2,671,233
Eon Brand Names [Member]
Asset impairment charges						$ 130,000
Spkr Inc and EON Media Group [Member]
Goodwill impairment					719,688
Goodwill adjustments					74,937
EON Media Group
Goodwill balance							$ 5,829,722
Acquired assets	$ 2,300,000
Useful life	20 years
Goodwill impairment					4,442,487
Asset impairment charges					2,251,513
Spkr Inc. [Member]
Asset impairment charges					$ 1,405,142